Short-Term Loans and Long-Term Debt	12 Months Ended
Dec. 31, 2012
Short-Term Loans and Long-Term Debt
9.	Short-Term Loans and Long-Term Debt

Short-term loans consisting of bank borrowings at December 31, 2012 and 2011 were ¥319 million and ¥4,641 million, respectively. The weighted average interest rates on short-term loans outstanding at December 31, 2012 and 2011 were 4.00% and 2.72%, respectively.

Long-term debt consisted of the following:

	December 31
	2012	2011
	(Millions of yen)
Loans, principally from banks, maturing in installments through 2020; bearing weighted average interest of 1.94% and 1.68% at December 31, 2012 and 2011, respectively	¥132	¥1,297
0.75% Japanese yen notes, due 2012	—	1,020
0.84% Japanese yen notes, due 2013	—	156
Capital lease obligations	3,532	4,597

	3,664	7,070
Less current portion	(1,547)	(3,702)

	¥2,117	¥3,368

The aggregate annual maturities of long-term debt outstanding at December 31, 2012 were as follows:

(Millions of yen)
Year ending December 31:
2013	¥1,547
2014	1,199
2015	611
2016	182
2017	91
Thereafter	34

¥3,664

Both short-term and long-term bank loans are made under general agreements which provide that security and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right to offset cash deposits against obligations that have become due or, in the event of default, against all obligations due to the bank.